Vanguard Bond Index Funds

Vanguard Balanced Index Fund

Vanguard Variable Insurance Fund—Total Bond
Market Index Portfolio

Supplement to the Prospectuses

New Target Indexes for Certain Bond Funds

Effective immediately, the Vanguard Bond Index Funds, Vanguard Balanced
Index Fund, and Vanguard Variable Insurance Fund—Total Bond Market Index
Portfolio (collectively “the Funds”) will track new target indexes. The boards of trustees of the Funds believe that the new float-adjusted indexes, listed below, will better track the bond markets targeted by the Funds’ investment objectives.
All references to the former target indexes are hereby replaced with the new target indexes.

Vanguard Fund Name	New Target Index	Former Target Index

Total Bond Market Index Fund	Barclays Capital U.S. Aggregate Float Adjusted Index	Barclays Capital U.S. Aggregate Bond Index

Total Bond Market II Index Fund	Barclays Capital U.S. Aggregate Float Adjusted Index	Barclays Capital U.S. Aggregate Bond Index

Short-Term Bond Index Fund	Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index	Barclays Capital U.S. 1–5 Year Government/Credit Bond Index

Intermediate-Term Bond Index Fund	Barclays Capital U.S. 5–10 Year Government/Credit Float	Barclays Capital U.S. 5–10 Year Government/Credit Bond Index
Adjusted Index

Long-Term Bond Index Fund	Barclays Capital U.S. Long Government/Credit Float Adjusted Index	Barclays Capital U.S. Long Government/Credit Bond Index

Balanced Index Fund (bond portion)	Barclays Capital U.S. Aggregate Float Adjusted Index	Barclays Capital U.S. Aggregate Bond Index

Variable Insurance Fund– Total Bond Market	Barclays Capital U.S. Aggregate Float Adjusted Index	Barclays Capital U.S. Aggregate Bond Index
Index Portfolio

(over, please)

The new target indexes are expected to track the same market segments as the former target indexes, so the investment objectives and risks described in the Funds’ current prospectuses are not expected to change. The Funds’ new target indexes could provide different investment returns (either lower or higher) or different levels of volatility than their current indexes over any period of time.

Please retain this supplement for future reference.

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